Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Total Compensation of Key Management Personnel

	2019	2018	2017
	$m	$m	$m
Total compensation of key management personnel
Short-term employment benefits	15.8	18.2	21.3

Contributions to defined contribution pension plans	0.5	0.5	0.6

Equity compensation benefits	12.1	13.0	10.2

Termination benefits	—	—	1.9

	28.4	31.7	34.0

Summary of Related Party Disclosures for Associates and Joint Ventures

	Associates			Joint ventures			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue from associates and joint ventures	10	9	8	—	1	1	10	10	9

Other amounts owed by associates and joint ventures	3	1	2	—	—	—	3	1	2

Amounts owed to associates and joint ventures	(4)	(2)	—	—	—	—	(4)	(2)	—